Securities at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of securities at amortised cost [Abstract]
Details of securities at amortized cost
(1) Details of securities at amortized cost as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Korean treasury and government agencies	6,947,495	8,882,500
Financial institutions	4,843,534	1,835,947
Corporates	4,726,075	5,818,646
Bond denominated in foreign currencies	508,301	554,416
Allowance for credit losses	(4,566)	(5,235)

Total	17,020,839	17,086,274

Changes in allowance for credit losses of securities at amortized cost
(2) Changes in the allowance for credit losses and gross carrying amount of securities at amortized cost are as follows (Unit: Korean Won in millions):
1) Allowance for credit losses

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(6,924)	—	—	(6,924)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of allowance for credit losses	1,415	—	—	1,415
Others (*)	(2)	—	—	(2)

Ending balance	(5,511)	—	—	(5,511)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,511)	—	—	(5,511)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of allowance for credit losses	934	—	—	934
Others (*)	11	—	—	11

Ending balance	(4,566)	—	—	(4,566)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,566)	—	—	(4,566)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(664)	—	—	(664)
Others (*)	(5)	—	—	(5)

Ending balance	(5,235)	—	—	(5,235)

(*)	Others consist of foreign currencies translation, etc.

Changes in gross carrying amount of securities at amortized cost
2) Gross carrying amount

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	22,939,484	—	—	22,939,484
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	6,092,078	—	—	6,092,078
Disposal / Recovery	(8,709,947)	—	—	(8,709,947)
Amortization based on effective interest method	(3,286)	—	—	(3,286)
Others (*)	7,721	—	—	7,721

Ending balance	20,326,050	—	—	20,326,050

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	20,326,050	—	—	20,326,050
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	2,380,448	—	—	2,380,448
Disposal / Recovery	(5,659,365)	—	—	(5,659,365)
Amortization based on effective interest method	(396)	—	—	(396)
Others (*)	(21,332)	—	—	(21,332)

Ending balance	17,025,405	—	—	17,025,405

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	17,025,405	—	—	17,025,405
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	6,435,692	—	—	6,435,692
Disposal / Recovery	(6,425,408)	—	—	(6,425,408)
Amortization based on effective interest method	14,810	—	—	14,810
Others (*)	41,010	—	—	41,010

Ending balance	17,091,509	—	—	17,091,509

(*)	Others consist of foreign currencies translation, etc.